Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 45	$ 43	$ 43	$ 129	$ 248
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 1	$ 1	$ 1	$ 2	$ 2